Financial risk management - Sensitivity analysis for interest rates (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Apr. 30, 2021 MXN ($)	Apr. 16, 2021 MXN ($)	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 MXN ($) $ / $
U.S. Dollar
Financial risk management
Exchange rate | $ / $				19.9087	18.8727
Variable interest rate
Financial risk management
Accrued interest				$ 13,503	$ 49,575
Hypothetical unfavorable change in interest rate (as a percent)				10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates				$ 40	$ 179
Debt securities issued in the Mexican market on April 16, 2021
Financial risk management
Principal amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Debt securities issued in the Mexican market on April 16, 2021 | Variable interest rate
Financial risk management
Financing expense	$ 3,736
Hypothetical unfavorable change in interest rate (as a percent)	10.00%